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APPENDIX I                          UNITED STATES                      ------------------------------
                          SECURITIES AND EXCHANGE COMMISSION           |        OMB APPROVAL        |
                               Washington, D.C. 20549                  |----------------------------|
                                                                       | OMB Number:      3235-0456 |
                                     FORM 24F-2                        | Expires:   August 31, 2000 |
                          ANNUAL NOTICE OF SECURITIES SOLD             |  Estimated average burden  |
                               PURSUANT TO RULE 24f-2                  | hours per response.......1 |
                                                                       ------------------------------
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 Read instructions at end of Form before preparing Form. Please print or type.

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1.    Name and address of issuer:

      MMA PRAXIS MUTUAL FUNDS
      3435 STELZER ROAD
      COLUMBUS, OHIO  43219

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2.    Name of each series or class of funds for which this Form is filed: (If the Form is being filed for all series and classes of securities of the issuer, check the box, but do not list series or classes):
                                                                           [X]



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3.    Investment Company Act File Number:
                                        811-8056

      Securities Act File Number:
                                        033-69724

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4(a). Last day of the fiscal year for which this notice is filed:

                                        December 31, 2000

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4(b). [ ]  Check box if this Form is being filed late (i.e., more than
           90 Calendar days after the end of the issuer's fiscal year). (See instruction A.2)


    Note: If the form is being filed late, interest must be paid on the registration fee due.

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4(c). [ ]  Check box if this is the last time the issuer will be filing this
           Form.




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SEC 2393 (9-97)                                                 3/23/01 4:31 PM
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5.   Calculation of registration fee:

     (i)    Aggregate sale price of securities sold
            during the fiscal year pursuant to section 24(f):                     $ 96,792,465
                                                                                  ------------

     (ii)   Aggregate price of securities redeemed or            $ 55,042,888
            repurchased during the fiscal year:                  ------------

     (iii)  Aggregate price of securities redeemed or
            repurchased during any prior fiscal year
            ending no earlier than October 11, 1995
            that were not previously used to reduce
            registration fees payable to the
            Commission:                                          $          0
                                                                 ------------

     (iv)   Total available redemption credits [Add                             - $ 55,042,888
            items 5(ii) and 5(iii]:                                               ------------

     (v)    Net sales - if item 5(i) is greater than                              $ 41,749,577
            item 5(iv) [subtract Item 5(iv) from Item                             ------------
            5(i)]

    -------------------------------------------------------------------------------
    |(vi)   Redemption credits available for use in future                $  0    |
    |       years -- if Item 5(i) is less than Item 5(iv)        ---------------  |
    |       [subtract Item 5(iv) from Item 5(i)}:                                 |
    -------------------------------------------------------------------------------

     (vii)  Multiplier for determining registration                                   0.000250
            fee (See Instruction C.9):                                            ===============

     (viii) Registration fee due [multiply Item 5(v) by Item                     =$  10,437.39
            5(vii)(enter "0" if no fee is due):                                  ===============
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6.   Prepaid shares

     If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:_________.
     If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: ________.

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7.   Interest due - if this Form is being filed more than 90 days after the end of the issuers fiscal year (see Instruction D):

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                                                                                 +$          0
                                                                                  ---------------

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8.   Total of the amount of the registration fee due plus any interest due
     [Line 5(viii) plus line 7]:

                                                                                  $  10,437.39
                                                                                  ===============
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SEC 2393 (9097)                                                   3/23/01 4:31PM
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9.   Date the registration fee and any interest payment was sent to the
     Commission's lockbox depository:

     03/27/01
     --------

          Method of Delivery:

                         [X] Wire Transfer
                         [ ] Mail or other means

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                                  SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ Steven D. Pierce, Treasurer
                         -----------------------------------------------------
                           Steven D. Pierce, Treasurer
                         ------------------------------------------------------

Date  3/23/01
      ------------------


 * Please print the name and title of the signing officer below the signature.


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SEC 2393 (9097)                                           3/23/01     4:31PM